Revenue - Disclosure of detailed information about revenue and other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Royalty revenue	$ 20,287	$ 6,913
Option and other property income	4,785	9,591
Interest income	1,549	1,773
Revenue and other income	$ 26,621	$ 18,277